January 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Unconstrained Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
BlackRock Unconstrained Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Denmark — 6.1%
Novo Nordisk A/S, Class B	1,074,020	$ 90,673,712
France — 8.4%
Hermes International SCA	20,112	56,568,200
LVMH Moet Hennessy Louis Vuitton SE	93,506	68,390,693
		124,958,893
Italy — 3.0%
Ferrari NV	105,646	45,325,801
Netherlands — 7.3%
ASML Holding NV	146,870	108,649,005
United States — 75.2%
Alphabet, Inc., Class C	362,621	74,554,878
Amazon.com, Inc.(a)	215,991	51,336,741
ANSYS, Inc.(a)	186,389	65,329,345
Cadence Design Systems, Inc.(a)	230,220	68,518,076
Floor & Decor Holdings, Inc., Class A(a)	524,895	52,541,990
Hilton Worldwide Holdings, Inc.	221,385	56,690,057
Intuitive Surgical, Inc.(a)	91,532	52,345,320
Masimo Corp.(a)	405,350	70,624,130
Mastercard, Inc., Class A	133,119	73,938,286
Meta Platforms, Inc., Class A	137,848	95,002,085
Microsoft Corp.	328,588	136,383,735
S&P Global, Inc.	167,912	87,550,996
Security	Shares	Value
United States (continued)
Thermo Fisher Scientific, Inc.	122,362	$ 73,141,885
Trane Technologies PLC	146,341	53,085,198
Vertiv Holdings Co., Class A	308,940	36,152,159
Visa, Inc., Class A	217,980	74,505,564
		1,121,700,445
Total Long-Term Investments — 100.0% (Cost: $1,297,729,460)		1,491,307,856
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.26%(b)(c)	1,964,420	1,964,420
Total Short-Term Securities — 0.1% (Cost: $1,964,420)		1,964,420
Total Investments — 100.1% (Cost: $1,299,693,880)		1,493,272,276
Liabilities in Excess of Other Assets — (0.1)%		(1,053,976)
Net Assets — 100.0%		$ 1,492,218,300

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 6,868 (b)	$ —	$ (6,868)	$ —	$ —	—	$ 6,609 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	6,629,219	—	(4,664,799)(b)	—	—	1,964,420	1,964,420	463,694	—
				$ (6,868)	$ —	$ 1,964,420		$ 470,303	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Unconstrained Equity Fund

Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Denmark	$ —	$ 90,673,712	$ —	$ 90,673,712
France	—	124,958,893	—	124,958,893
Italy	—	45,325,801	—	45,325,801
Netherlands	—	108,649,005	—	108,649,005
United States	1,121,700,445	—	—	1,121,700,445
Short-Term Securities
Money Market Funds	1,964,420	—	—	1,964,420
	$ 1,123,664,865	$ 369,607,411	$ —	$ 1,493,272,276

Portfolio Abbreviation
S&P	Standard & Poor’s
SCA	Societe en Commandite par Actions
Schedule of Investments